UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
March 31, 2007

Shares	Description	Value

	Common Stocks – 71.8%

	Aerospace & Defense – 1.7%

112,600	Thales S.A.	$6,537,111

	Chemicals – 0.8%

124,500	Mosaic Company, (1)	3,319,170

	Commercial Services & Supplies – 2.5%

801,600	Allied Waste Industries, Inc., (1)	10,092,144

	Construction & Engineering – 0.3%

31,900	Shaw Group, Inc., (1)	997,513

	Consumer Finance – 5.8%

334,000	Promise Company Limited, Unsponsored ADR	6,245,800
418,700	Takefuji Corporation	16,806,271

	Total Consumer Finance	23,052,071

	Diversified Telecommunication Services – 6.8%

553,950	Chunghwa Telecom Co., Ltd., Sponsored ADR	11,034,684
476,200	KT Corporation, Sponsored ADR	10,662,118
200,000	Nippon Telegraph and Telephone Corporation, ADR	5,282,000

	Total Diversified Telecommunication Services	26,978,802

	Electric Utilities – 2.8%

349,900	Centrais Electricas Brasileiras S.A., ADR	3,805,163
82,300	DTE Energy Company	3,942,170
176,800	Korea Electric Power Corporation, Sponsored ADR	3,536,000

	Total Electric Utilities	11,283,333

	Electronic Equipment & Instruments – 1.5%

166,400	Tech Data Corporation, (1)	5,958,784

	Food & Staples Retailing – 1.1%

114,300	SUPERVALU, Inc.	4,465,701

	Food Products – 8.7%

521,900	Smithfield Foods, Inc., (1)	15,630,905
977,600	Tyson Foods, Inc., Class A	18,975,216

	Total Food Products	34,606,121

	Health Care Providers & Services – 0.6%

50,000	Aetna, Inc.	2,189,500
5,300	Apria Healthcare Group, Inc., (1)	170,925

	Total Health Care Providers & Services	2,360,425

	IT Services – 2.2%

143,900	CDW Corporation	8,839,777

	Machinery – 2.0%

149,700	AGCO Corporation, (1)	5,534,409
221,960	Tecumseh Products Company, Class B, (1)	2,217,380

	Total Machinery	7,751,789

	Media – 1.2%

181,800	Premiere AG, (1)	3,958,578
20,000	Scholastic Corporation, (1)	622,000

	Total Media	4,580,578

	Metals & Mining – 19.3%

214,300	Alcoa, Inc.	7,264,770
130,000	Alumina Limited, Sponsored ADR	3,060,200
287,600	AngloGold Ashanti Limited, Sponsored ADR	12,824,084
900,000	Apex Silver Mines Limited, (1)	11,619,000
467,600	Barrick Gold Corporation	13,349,980
200,000	Ivanhoe Mines Ltd., (1)	2,296,000
218,969	Kinross Gold Corporation, (1)	3,019,583
4,245,000	Lihir Gold Limited, (1)	11,196,894
270,700	Newmont Mining Corporation	11,366,693

	Total Metals & Mining	75,997,204

	Multi-Utilities – 1.5%

223,900	Puget Energy, Inc.	5,749,752

	Oil, Gas & Consumable Fuels – 8.3%

67,000	BP Amoco PLC	4,338,250
120,000	Chevron Corporation	8,875,200
154,000	Nexen, Inc.	9,440,200
258,500	Peabody Energy Corporation	10,402,040

	Total Oil, Gas & Consumable Fuels	33,055,690

	Paper & Forest Products – 0.0%

8,050	Domtar Corporation, (1)	74,946

	Pharmaceuticals – 0.8%

770,000	Patheon, Inc., (1)	3,134,690

	Road & Rail – 1.2%

46,500	Union Pacific Corporation	4,722,075

	Software – 0.5%

77,600	Microsoft Corporation	2,162,712

	Transportation Infrastructure – 0.4%

54,150	Stolt-Nielsen S.A., Sponsored ADR	1,597,967

	Wireless Telecommunication Services – 1.8%

263,400	Vodafone Group PLC, Sponsored ADR	7,074,922

	Total Common Stocks (cost $260,508,786)	284,393,277

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	Mortgage-Backed Securities – 4.8%

	Residentials – 4.8%

$250	Fannie Mae Mortgage Pool 100195	5.607%	8/20/22	AAA	$251,129
5,946	Fannie Mae Mortgage Pool 2003-86 IL (I/O)	4.500%	4/25/13	AAA	188,041
277	Fannie Mae Mortgage Pool 357922	4.244%	3/01/34	AAA	274,161
92	Fannie Mae Mortgage Pool 708743	4.281%	6/01/33	AAA	91,206
169	Fannie Mae Mortgage Pool 713939	4.519%	4/01/33	AAA	168,594
869	Fannie Mae Mortgage Pool 816594	4.917%	2/01/35	AAA	866,171
32,810	Fannie Mae Mortgage Pool Strips 345-17 (I/O)	4.500%	5/01/20	AAA	5,067,448
1,167	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.500%	3/25/18	AAA	121,938
2,165	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.500%	5/25/19	AAA	287,162
4,547	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI (I/O)	4.500%	8/25/25	AAA	957,674
7,514	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	4.734%	1/01/33	AAA	7,604,079
1,627	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	4.922%	2/01/33	AAA	1,647,062
1,353	Federal Home Loan Mortgage Corporation, Pool 2890, Class IA (I/O)	4.500%	3/15/18	AAA	158,264
1,133	Federal Home Loan Mortgage Corporation, Pool 2890, Class IA (I/O)	4.500%	2/15/19	AAA	157,502
161	Federal Home Loan Mortgage Corporation, Pool 789045	5.823%	2/01/32	AAA	161,603
4,869	Freddie Mac Mortgage Pool 2640 (I/O)	4.500%	8/15/17	AAA	412,677
2,969	Freddie Mac Mortgage Pool, FHR 2627 BI (I/O)	5.000%	8/15/25	AAA	309,166
3,780	Freddie Mac Mortgage Pool, FHR 2872 JI (I/O)	4.500%	10/15/12	AAA	118,214
1,706	Freddie Mac Mortgage Pool, FHR 2906 EI (I/O)	4.500%	1/15/19	AAA	218,282
319	Freddie Mac Mortgage Pool, Series 2626 JI (I/O)	4.500%	5/15/18	AAA	79,399

73,723	Total Residentials				19,139,772

$73,723	Total Mortgage-Backed Securities (cost $19,377,643)				19,139,772

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	Convertible Bonds – 6.4%

	Aerospace & Defense – 0.9%

$3,500	Edo Corporation, Convertible Note	4.000%	11/15/25	N/R	$3,578,750

	Airlines – 1.6%

6,438	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	6,236,813

	Computers & Peripherals – 0.2%

1,000	Quantum Corporation	4.375%	8/01/10	CCC+	953,750

	Machinery – 0.5%

2,000	Albany International Corporation, Convertible Bond	2.250%	3/15/26	N/R	1,972,500

	Metals & Mining – 1.5%

6,555	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	6,006,018

	Oil, Gas & Consumable Fuels – 1.0%

4,000	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	3,975,000

	Semiconductors & Equipment – 0.7%

3,000	Credence Systems Corporation, Convertible Bond	1.500%	5/15/08	N/R	2,820,000

$26,493	Total Convertible Bonds (cost $24,539,133)				25,542,831

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 7.6%

	Auto Components – 0.5%

$2,000	Lear Corporation, Series B	8.110%	5/15/09	B3	$2,025,000

	Capital Markets – 0.8%

3,666	Lehman Brothers Holdings, Inc., Trust 00650	10.000%	7/26/21	A+	3,267,323

	Diversified Financial Services – 1.6%

4,500	Lehman Brothers Holdings	10.000%	3/07/22	A+	4,495,820
2,000	Leucadia National Corporation	7.000%	8/15/13	BB	2,020,000

6,500	Total Diversified Financial Services				6,515,820

	Electrical Equipment – 0.7%

2,650	UCAR Finance, Inc.	10.250%	2/15/12	B2	2,795,750

	Household Products – 0.8%

3,000	Elizabeth Arden, Inc.	7.750%	1/15/14	B1	3,075,000

	Metals & Mining – 0.5%

2,000	Phelps Dodge Corporation	7.125%	11/01/27	Ba2	1,970,357

	Oil, Gas & Consumable Fuels – 2.2%

2,000	Arch Western Finance LLC	6.750%	7/01/13	BB-	1,977,500
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	2,060,000
2,000	Teekay Shipping Corporation	8.875%	7/15/11	BB-	2,165,000
2,000	USEC, Inc.	6.750%	1/20/09	B3	1,970,000

8,000	Total Oil, Gas & Consumable Fuels				8,172,500

	Paper & Forest Products – 0.5%

2,000	Bowater, Inc.	9.500%	10/15/12	B+	2,050,000

$29,816	Total Corporate Bonds (cost $29,284,699)				29,871,750

Principal
Amount (000)	Description	Coupon	Maturity	Value

	Short-Term Investments – 10.2%

$40,292	Repurchase Agreement with State Street Bank, dated 3/30/07, repurchase price $40,308,313, collateralized by $36,050,000 U.S. Treasury Bonds, 6.000% due 2/15/26, value $41,100,461	4.900%	4/02/07	$40,291,860

	Total Short-Term Investments (cost $40,291,860)			40,291,860

	Total Investments (cost $374,002,121) – 100.8%			399,239,490

Shares	Description	Value

	Common Stocks Sold Short – (4.8)%

	Biotechnology – (0.5)%

(25,000)	Genentech, Inc., (1)	$(2,053,000)

	Health Care Equipment & Supplies – (0.6)%

(17,000)	Alcon, Inc.	(2,240,940)

	Internet Software & Services – (0.6)%

(74,000)	Bankrate, Inc., (1)	(2,607,760)

	Multiline Retail – (0.6)%

(33,000)	Kohl’s Corporation, (1)	(2,528,130)

	Pharmaceuticals – (0.8)%

(18,000)	Allergan, Inc.	(1,994,760)
(33,600)	Merck & Co., Inc.	(1,484,112)

	Total Pharmaceuticals	(3,478,872)

	Specialty Retail – (0.6)%

(17,700)	AutoZone, Inc., (1)	(2,268,078)

	Textiles, Apparel & Luxury Goods – (0.8)%

(60,000)	Coach, Inc., (1)	(3,003,000)

	Thrifts & Mortgage Finance – (0.3)%

(18,000)	FirstFed Financial Corporation, (1)	(1,022,940)

	Total Common Stocks Sold Short (proceeds $17,319,122)	(19,202,720)

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (3.7)% (4)

(500)	Aetna, Inc.	$(2,000,000)	1/19/08	$40.00	$(365,000)
(1,497)	AGCO Corporation	(5,988,000)	1/19/08	40.00	(553,890)
(750)	Alcoa, Inc.	(2,437,500)	1/19/08	32.50	(322,500)
(6,000)	Allied Waste Industries	(7,500,000)	1/19/08	12.50	(900,000)
(7,400)	Apex Silver Mines Limited	(11,100,000)	4/21/07	15.00	(55,500)
(500)	BP Amoco, PLC	(3,000,000)	1/19/08	60.00	(375,000)
(1,070)	CDW Corporation	(7,490,000)	1/19/08	70.00	(312,975)
(900)	Cheveron Corporation	(5,850,000)	1/19/08	65.00	(1,053,000)
(47)	Domtar, Inc.	(23,500)	4/21/07	5.00	(16,215)
(800)	DTE Energy Company	(3,600,000)	7/21/07	45.00	(300,000)
(1,300)	Korea Electric Power Corporation	(3,250,000)	9/22/07	25.00	(16,250)
(750)	Microsoft Corporation	(2,437,500)	1/19/08	32.50	(51,375)
(1,200)	Mosaic Company	(2,700,000)	1/19/08	22.50	(762,000)
(1,000)	Newmont Mining Corporation	(4,500,000)	1/19/08	45.00	(335,000)
(1,150)	Nexen, Inc.	(5,750,000)	6/16/07	50.00	(1,414,500)
(390)	Nexen, Inc.	(2,340,000)	9/22/07	60.00	(276,900)
(1,500)	Nipon Telegraph & Telephone Corporation	(3,750,000)	9/22/07	25.00	(382,500)
(1,900)	Peabody Energy Corporation	(7,600,000)	1/19/08	40.00	(1,073,500)
(300)	Shaw Group, Inc.	(1,050,000)	1/19/08	35.00	(181,500)
(3,900)	Smithfield Foods, Inc.	(11,700,000)	7/21/07	30.00	(672,750)
(850)	Supervalu, Inc.	(2,975,000)	4/21/07	35.00	(365,500)
(1,200)	Tech Data Corporation	(4,200,000)	9/22/07	35.00	(402,000)
(7,300)	Tyson Foods, Inc.	(10,950,000)	1/19/08	15.00	(3,869,000)
(2,500)	Vodafone Group PLC	(6,250,000)	4/21/07	25.00	(500,000)

(44,704)	Total Call Options Written (premiums received $11,828,340)	(118,441,500)			(14,556,855)

	Other Assets Less Liabilities – 7.7%				30,665,545

	Net Assets – 100%				$396,145,460

(1)	Non-income producing.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

ADR	American Depositary Receipt.

I/O	Interest only securities.

N/R	Not Rated.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $375,671,495.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$33,020,849
Depreciation	(9,452,854)

Net unrealized appreciation (depreciation) of investments	$23,567,995

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.